Related Party Balance and Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Amounts Due to Related Parties

As of June 30, 2025 and 2024, the balance of amounts due from related parties was as follows:

	2025	2024
Amounts due from related parties
Kin On Engineering (International) Limited (f)(1)	$58,599	$58,899
Alpha Generator Limited (e) (2)	4,232	1,280
Rich Merchant Limited (g)(4)	651	—
OPS Holdings Limited (d) (3)	7,192	5,767
Total	$70,674	$65,946

(1)	The balance represented the receivable regarding the provision of management services to Kin On Engineering (International) Limited. These amounts were unsecured, interest-free and repayable on demand.

(2)	The balance represented the advances to Alpha Generator Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

(3)	The balance represented the advances to OPS Holdings Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

(4)	The balance represented the advances to Rich Merchant Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

As of June 30, 2025 and 2024, the balances of prepayments to related parties were as follows:

	2025	2024
Prepayments – related parties
Sannogi Holdings Limited (h)(1)	$802	$806
Sannogi Engineering Consultants Limited (i)(1)	6,459	6,492
Total	$7,261	$7,298

(1)	The balance represented the prepayment of the rent of the office spaces to the related parties. The balances have been fully utilized in July 2025.

As of June 30, 2025 and 2024, the balances of rental deposits paid to related parties were as follows:

	2025	2024
Rental deposits – related parties
Sannogi Holdings Limited (h)(1)	$2,407	$2,420
Sannogi Engineering Consultants Limited (i)(1)	19,376	19,475
Total	$21,783	$21,895

(1)	The balance represented the rental deposits paid to the related parties for the rent of the office spaces.

Schedule of Amounts Due to Related Parties

As of June 30, 2025 and 2024, the balances of amounts due to related parties were as follows:

	2025	2024
Amounts due to related parties
Rich Merchant Limited (g)(1)	$—	$46
Ms. Zhang Jiaying (j)(1)	97,452	—
Mr. Chan Yuk Ki, Francis (a)(1)	25,478	—
Mr. So Siu Lai (b)(1)	25,478	—
Mr. Yip Sai Kit, Dicky (c)(1)	25,477	—
Total	$173,885	$46

(1)	The balance as of June 30, 2025 and 2024 represented the advances for operational purposes. These amounts were unsecured, interest-free and repayable on demand.